License Agreement and Clinical Research Organization - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 10, 2020	Oct. 31, 2023	Oct. 31, 2022
License Agreement and Clinical Research Organization [Line Items]
Annual maintenance fee	$ 50
Payment to NTC upon assigning the License Agreement	50
Phase I Clinical Trial
License Agreement and Clinical Research Organization [Line Items]
One-time payment for milestone product	50
Phase II Clinical Trial
License Agreement and Clinical Research Organization [Line Items]
One-time payment for milestone product	450
Research and Development
License Agreement and Clinical Research Organization [Line Items]
Upfront fee	$ 50
Expenses related to the annual maintenance fee		$ 50	$ 50